Shareholder Report	12 Months Ended	56 Months Ended	110 Months Ended
	Oct. 31, 2024 USD ($) Holding	Oct. 31, 2024 USD ($) Holding	Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE INTERNATIONAL FUNDS, INC.
Entity Central Index Key	0000313212
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000040834
Shareholder Report [Line Items]
Fund Name	Overseas Stock Fund
Class Name	Investor Class
Trading Symbol	TROSX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Overseas Stock Fund - Investor Class	$87	0.79%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Non-U.S. developed markets stocks recorded a double-digit return over the 12-month reporting period as anticipation of interest rate cuts by the Federal Reserve and other central banks outweighed concerns about rising geopolitical tensions and persistent inflation in many markets. Emerging markets stocks also recorded strong gains.

  Information technology (IT) contributed the most to relative performance versus the MSCI EAFE Index Net due to favorable stock selection. The fund’s positions in semiconductor-related companies whose shares rallied amid investor enthusiasm for companies exposed to artificial intelligence proved helpful. An overweight to the IT sector, which outpaced the benchmark, also added value. The real estate sector helped relative returns owing to positive stock selection.

  The materials sector detracted significantly from relative performance due to adverse stock selection. Negative stock selection in the communication services sector also weighed on relative returns.

  The fund’s investment process relies on in-depth fundamental research to identify reasonably priced companies that appear to offer the most compelling trade-off between valuation and growth prospects. Sector and regional allocations are primarily driven by bottom-up stock selection, but are also informed by broader views. IT remained a key overweight, primarily in semiconductors and technology hardware. Conversely, industrials and business services was the largest underweight sector at period-end.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Overseas Stock Fund (Investor Class)	20.64%	6.02%	5.13%
MSCI EAFE Index Net (Regulatory/Strategy Benchmark)	22.97	6.24	5.27

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 22,758,410,000	$ 22,758,410,000	$ 22,758,410,000
Holdings Count | Holding	152	152	152
Advisory Fees Paid, Amount	$ 79,855,000
InvestmentCompanyPortfolioTurnover	8.70%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$22,758,410 Number of Portfolio Holdings152
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Financials	21.5%
Industrials & Business Services	15.3
Health Care	13.6
Information Technology	12.1
Consumer Discretionary	10.7
Consumer Staples	8.3
Materials	5.7
Communication Services	3.9
Energy	3.4
Other	5.5

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Taiwan Semiconductor Manufacturing	2.7%
Siemens	2.6
Nestle	2.2
Unilever	2.1
Muenchener Rueckversicherungs-Gesellschaft	1.8
AstraZeneca	1.7
AXA	1.6
Broadcom	1.6
Novo Nordisk	1.6
ASML Holding	1.6

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000159131
Shareholder Report [Line Items]
Fund Name	Overseas Stock Fund
Class Name	Advisor Class
Trading Symbol	PAEIX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Overseas Stock Fund - Advisor Class	$118	1.07%

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	1.07%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Non-U.S. developed markets stocks recorded a double-digit return over the 12-month reporting period as anticipation of interest rate cuts by the Federal Reserve and other central banks outweighed concerns about rising geopolitical tensions and persistent inflation in many markets. Emerging markets stocks also recorded strong gains.

  Information technology (IT) contributed the most to relative performance versus the MSCI EAFE Index Net due to favorable stock selection. The fund’s positions in semiconductor-related companies whose shares rallied amid investor enthusiasm for companies exposed to artificial intelligence proved helpful. An overweight to the IT sector, which outpaced the benchmark, also added value. The real estate sector helped relative returns owing to positive stock selection.

  The materials sector detracted significantly from relative performance due to adverse stock selection. Negative stock selection in the communication services sector also weighed on relative returns.

  The fund’s investment process relies on in-depth fundamental research to identify reasonably priced companies that appear to offer the most compelling trade-off between valuation and growth prospects. Sector and regional allocations are primarily driven by bottom-up stock selection, but are also informed by broader views. IT remained a key overweight, primarily in semiconductors and technology hardware. Conversely, industrials and business services was the largest underweight sector at period-end.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception 8/28/15
Overseas Stock Fund (Advisor Class)	20.25%	5.72%	5.52%
MSCI EAFE Index Net (Regulatory/Strategy Benchmark)	22.97	6.24	5.96

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

Performance Inception Date			Aug. 28, 2015
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 22,758,410,000	$ 22,758,410,000	$ 22,758,410,000
Holdings Count | Holding	152	152	152
Advisory Fees Paid, Amount	$ 79,855,000
InvestmentCompanyPortfolioTurnover	8.70%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$22,758,410 Number of Portfolio Holdings152
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Financials	21.5%
Industrials & Business Services	15.3
Health Care	13.6
Information Technology	12.1
Consumer Discretionary	10.7
Consumer Staples	8.3
Materials	5.7
Communication Services	3.9
Energy	3.4
Other	5.5

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Taiwan Semiconductor Manufacturing	2.7%
Siemens	2.6
Nestle	2.2
Unilever	2.1
Muenchener Rueckversicherungs-Gesellschaft	1.8
AstraZeneca	1.7
AXA	1.6
Broadcom	1.6
Novo Nordisk	1.6
ASML Holding	1.6

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000159132
Shareholder Report [Line Items]
Fund Name	Overseas Stock Fund
Class Name	I Class
Trading Symbol	TROIX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Overseas Stock Fund - I Class	$74	0.67%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Non-U.S. developed markets stocks recorded a double-digit return over the 12-month reporting period as anticipation of interest rate cuts by the Federal Reserve and other central banks outweighed concerns about rising geopolitical tensions and persistent inflation in many markets. Emerging markets stocks also recorded strong gains.

  Information technology (IT) contributed the most to relative performance versus the MSCI EAFE Index Net due to favorable stock selection. The fund’s positions in semiconductor-related companies whose shares rallied amid investor enthusiasm for companies exposed to artificial intelligence proved helpful. An overweight to the IT sector, which outpaced the benchmark, also added value. The real estate sector helped relative returns owing to positive stock selection.

  The materials sector detracted significantly from relative performance due to adverse stock selection. Negative stock selection in the communication services sector also weighed on relative returns.

  The fund’s investment process relies on in-depth fundamental research to identify reasonably priced companies that appear to offer the most compelling trade-off between valuation and growth prospects. Sector and regional allocations are primarily driven by bottom-up stock selection, but are also informed by broader views. IT remained a key overweight, primarily in semiconductors and technology hardware. Conversely, industrials and business services was the largest underweight sector at period-end.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception 8/28/15
Overseas Stock Fund (I Class)	20.77%	6.17%	5.97%
MSCI EAFE Index Net (Regulatory/Strategy Benchmark)	22.97	6.24	5.96

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

Performance Inception Date			Aug. 28, 2015
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 22,758,410,000	$ 22,758,410,000	$ 22,758,410,000
Holdings Count | Holding	152	152	152
Advisory Fees Paid, Amount	$ 79,855,000
InvestmentCompanyPortfolioTurnover	8.70%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$22,758,410 Number of Portfolio Holdings152
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Financials	21.5%
Industrials & Business Services	15.3
Health Care	13.6
Information Technology	12.1
Consumer Discretionary	10.7
Consumer Staples	8.3
Materials	5.7
Communication Services	3.9
Energy	3.4
Other	5.5

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Taiwan Semiconductor Manufacturing	2.7%
Siemens	2.6
Nestle	2.2
Unilever	2.1
Muenchener Rueckversicherungs-Gesellschaft	1.8
AstraZeneca	1.7
AXA	1.6
Broadcom	1.6
Novo Nordisk	1.6
ASML Holding	1.6

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000219339
Shareholder Report [Line Items]
Fund Name	Overseas Stock Fund
Class Name	Z Class
Trading Symbol	TRZSX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Overseas Stock Fund - Z Class	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Non-U.S. developed markets stocks recorded a double-digit return over the 12-month reporting period as anticipation of interest rate cuts by the Federal Reserve and other central banks outweighed concerns about rising geopolitical tensions and persistent inflation in many markets. Emerging markets stocks also recorded strong gains.

  Information technology (IT) contributed the most to relative performance versus the MSCI EAFE Index Net due to favorable stock selection. The fund’s positions in semiconductor-related companies whose shares rallied amid investor enthusiasm for companies exposed to artificial intelligence proved helpful. An overweight to the IT sector, which outpaced the benchmark, also added value. The real estate sector helped relative returns owing to positive stock selection.

  The materials sector detracted significantly from relative performance due to adverse stock selection. Negative stock selection in the communication services sector also weighed on relative returns.

  The fund’s investment process relies on in-depth fundamental research to identify reasonably priced companies that appear to offer the most compelling trade-off between valuation and growth prospects. Sector and regional allocations are primarily driven by bottom-up stock selection, but are also informed by broader views. IT remained a key overweight, primarily in semiconductors and technology hardware. Conversely, industrials and business services was the largest underweight sector at period-end.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception 3/16/20
Overseas Stock Fund (Z Class)	21.55%	15.58%
MSCI EAFE Index Net (Regulatory/Strategy Benchmark)	22.97	14.16

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

Performance Inception Date		Mar. 16, 2020
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 22,758,410,000	$ 22,758,410,000	$ 22,758,410,000
Holdings Count | Holding	152	152	152
Advisory Fees Paid, Amount	$ 79,855,000
InvestmentCompanyPortfolioTurnover	8.70%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$22,758,410 Number of Portfolio Holdings152
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Financials	21.5%
Industrials & Business Services	15.3
Health Care	13.6
Information Technology	12.1
Consumer Discretionary	10.7
Consumer Staples	8.3
Materials	5.7
Communication Services	3.9
Energy	3.4
Other	5.5

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Taiwan Semiconductor Manufacturing	2.7%
Siemens	2.6
Nestle	2.2
Unilever	2.1
Muenchener Rueckversicherungs-Gesellschaft	1.8
AstraZeneca	1.7
AXA	1.6
Broadcom	1.6
Novo Nordisk	1.6
ASML Holding	1.6

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless